April 15, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Alberto Zapata

Re:    Lincoln Benefit Life Insurance Company (the “Company”)
Registration Statement on Form S-1 (File No. 333-254900)

Ladies and Gentlemen:

    Filed herewith electronically via EDGAR is pre-effective amendment no. 1 (“PEA No. 1”) to the registration statement on Form S-1 (the “Registration Statement”) for certain deferred annuity interests and participating interests therein (the “Contracts”). The purpose of PEA No. 1 is to include the Company’s audited financial statements for the most recent fiscal year end to the Registration Statement.

    Please note that the Company intends to request acceleration of the effective date of the Registration Statement to on or about May 1, 2021.

    Questions and comments concerning the above may be directed to Erik Braun at 312-824-6394.

    Very truly yours,

/s/Erik Braun
    Erik Braun